Property & Equipment	6 Months Ended
Apr. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 8 – PROPERTY & EQUIPMENT

Property and equipment, net comprised of the following:

	April 30,	October 31,
	2023	2022
At Cost:
Equipment	61,886	73,415
Motor vehicles	350,650	340,462
Leasehold Improvement	557,711	502,969
Furniture and fixtures	6,248	9,054
	976,495	925,900

Less: Accumulated depreciation	401,772	284,542
Total, net	574,723	641,358

Depreciation expenses was $105,392 and $42,471 for the six months ended April 30, 2023 and 2022, respectively.